SIGNIFICANT ACCOUNTING POLICIES (Schedule of gains (losses) reclassified from accumulated other comprehensive income (loss) to the statements of comprehensive loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Cost of revenues	$ (126,046)	$ (93,307)	$ (82,571)
Research and development	(190,321)	(142,121)	(95,426)
Sales and marketing	(345,273)	(274,401)	(219,999)
General and administrative	(82,520)	(71,425)	(60,429)
Total gains (losses), net of tax benefit (taxes on income)	(7,194)	2,075	1,471
Derivative instruments [Member]
Significant Accounting Policies [Line Items]
Cost of revenues	(117)	(144)	509
Research and development	(1,084)	(1,552)	5,381
Sales and marketing	(185)	(273)	927
General and administrative	(281)	(389)	1,358
Total gains (losses), before tax benefit (taxes on income)	(1,667)	(2,358)	8,175
Tax benefit (taxes on income)	196	283	(981)
Total gains (losses), net of tax benefit (taxes on income)	$ (1,471)	$ (2,075)	$ 7,194